Property and equipment	12 Months Ended
Dec. 31, 2025
Property and equipment
Property and equipment
11	Property and equipment

		Office
		equipment and
	Leasehold	electronic		Motor	Construction
	improvement	equipment	Machinery	vehicles	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
As of January 1, 2024	39,462	87,967	125,027	34,779	191	287,426
Additions	9,739	61,440	12,866	5,148	68	89,261
Transfer in/(out)	—	—	78	132	(210)	—
Transfers from inventories	—	—	—	50,286	—	50,286
Disposals	—	(120)	(609)	(8,062)	(49)	(8,840)
Effect of movement in exchange rates	297	104	671	158	—	1,230
As of December 31, 2024	49,498	149,391	138,033	82,441	—	419,363
Additions	14,396	196,544	20,259	2,512	—	233,711
Transfers from inventories	—	—	5,286	77,916	—	83,202
Disposals	—	(189)	(101)	(7,702)	—	(7,992)
Effect of movement in exchange rates	(448)	(168)	(1,151)	(247)	—	(2,014)
As of December 31, 2025	63,446	345,578	162,326	154,920	—	726,270

		Office
		equipment and
	Leasehold	electronic		Motor	Construction
	improvement	equipment	Machinery	vehicles	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Accumulated depreciation:
As of January 1, 2024	(29,310)	(43,829)	(97,007)	(18,706)	—	(188,852)
Depreciation	(8,202)	(29,478)	(12,435)	(8,197)	—	(58,312)
Disposals	—	21	56	6,910	—	6,987
Effect of movement in exchange rates	(286)	(88)	(523)	(110)	—	(1,007)
As of December 31, 2024	(37,798)	(73,374)	(109,909)	(20,103)	—	(241,184)
Depreciation	(9,270)	(64,572)	(11,291)	(26,223)	—	(111,356)
Disposals	—	8	101	3,277	—	3,386
Effect of movement in exchange rates	448	148	851	206	—	1,653
As of December 31, 2025	(46,620)	(137,790)	(120,248)	(42,843)	—	(347,501)
Carrying amounts:
As of December 31, 2024	11,700	76,017	28,124	62,338	—	178,179
As of December 31, 2025	16,826	207,788	42,078	112,077	—	378,769